Common Stock - Schedule of Common Stock Reserved For Future Issuance (Details) - shares	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Conversion of convertible preferred stock	0	7,269,183
Issuance of common stock upon exercise of stock options	1,772,179	1,273,454
Equity awards available for grant under stock awards	767,454	414,679
Shares available for issuance under the Employee Stock Purchase Plan	37,078	0
Issuance of common stock upon exercise of warrants	214,997	4,677
Total common stock reserved for future issuance	2,791,708	8,961,993